WILSHIRE MUTUAL FUNDS, Inc.
WILSHIRE 5000 INDEX FUND	September 30, 2021 (Unaudited)
SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS - 98.5% (a)
Communication Services - 10.7%
Activision Blizzard, Inc.	4,183	$323,722
Airbnb, Inc. - Class A (b)	380	63,745
Alphabet, Inc. - Class A (b)	1,550	4,143,956
Alphabet, Inc. - Class C (b)	1,774	4,728,260
Altice USA, Inc. - Class A (b)	120	2,486
Angi, Inc. (b)	150	1,851
AT&T, Inc.	39,870	1,076,889
Booking Holdings, Inc. (b)	228	541,242
Bright Health Group, Inc. (b)	2,671	21,795
Bumble, Inc. - Class A (b)	510	25,490
Cable One, Inc.	20	36,263
Cars.com, Inc. (b)	445	5,629
Charter Communications, Inc. - Class A (b)	717	521,661
Cogent Communications Holdings, Inc.	340	24,086
Comcast Corp. - Class A	24,888	1,391,986
Consolidated Communications Holdings, Inc. (b)	501	4,604
Discovery, Inc. - Class A (b)(c)	798	20,253
Discovery, Inc. - Class C (b)	2,209	53,612
DISH Network Corp. - Class A (b)	1,469	63,843
DoorDash, Inc. - Class A (b)	220	45,316
EchoStar Corp. - Class A (b)	400	10,204
Electronic Arts, Inc.	1,650	234,712
Expedia Group, Inc. (b)	724	118,664
Facebook, Inc. (b)	12,371	4,198,594
Fox Corp. - Class A	2,196	88,082
Fox Corp. - Class B	878	32,591
Frontier Communications Parent, Inc. (b)	1,359	37,875
Gannett Co., Inc. (b)	364	2,432
Godaddy, Inc. (b)	350	24,395
Houghton Mifflin Harcourt Co. (b)	325	4,365
IAC/InterActive Corp. (b)	450	58,630
iHeartMedia, Inc. (b)	316	7,906
Iridium Communications, Inc. (b)	362	14,426
Liberty Media Corp. - Liberty Sirius XM - Class A (b)	638	30,094
Liberty Media Corp. - Liberty Sirius XM - Class C (b)	1,199	56,917
Lions Gate Entertainment Corp. (b)	1,033	13,429
Lumen Technologies, Inc.	6,074	75,257
Lyft, Inc. (b)	300	16,077
Magnite, Inc. (b)	700	19,600
Match Group, Inc. (b)	1,416	222,298
Meredith Corp. (b)	300	16,710
Netflix, Inc. (b)	2,435	1,486,178
News Corp.	1,121	26,041
News Corp. - Class A	2,291	53,907
Nexstar Media Group, Inc.	189	28,720
Omnicom Group, Inc.	1,114	80,720
Opendoor Technologies, Inc. (b)	2,468	50,668
Pinterest, Inc. (b)	580	29,551
ROBLOX Corp. (b)	1,583	119,596
Roku, Inc. (b)	140	43,869
Shenandoah Telecommunications Co.	300	9,474
Shutterstock, Inc.	122	13,825
Sinclair Broadcast Group, Inc.	425	13,464
Sirius XM Holdings, Inc. (c)	4,685	28,579
Skillz, Inc. (b)(c)	5,648	55,463
Snap, Inc. (b)	6,564	484,883
Stamps.com, Inc. (b)	109	35,947
Take-Two Interactive Software, Inc. (b)	635	97,834
TechTarget, Inc. (b)	60	4,945
TEGNA, Inc.	215	4,240
Telephone and Data Systems, Inc.	700	13,650
The Interpublic Group of cos., Inc.	1,762	64,613
The New York Times Co.	620	30,547
The Trade Desk, Inc. (b)	1,800	126,540
The Walt Disney Co. (b)	9,206	1,557,379
T-Mobile Us, Inc. (b)	3,544	452,781
TripAdvisor, Inc. (b)	634	21,461
Twitter, Inc. (b)	4,320	260,885
Uber Technologies, Inc. (b)	10,371	464,621
Upwork, Inc. (b)	512	23,055
VeriSign, Inc. (b)	576	118,086
Verizon communications, Inc.	22,733	1,227,809
ViacomCBS, Inc. - Class B	3,094	122,244
Vimeo, Inc. (b)	730	21,440
Vonage Holdings Corp. (b)	1,425	22,971
Warner Music Group Corp.	407	17,395
World Wrestling Entertainment, Inc.	280	15,753
Yelp, Inc. (b)	566	21,078
Zillow Group, Inc. - Class A (b)	352	31,180
Zillow Group, Inc. - Class C (b)	1,001	88,228
Zynga, Inc. (b)	5,350	40,286
		25,789,853
Consumer Discretionary - 11.8%
1-800-Flowers.com, Inc. - Class A (b)	300	9,153
2U, Inc. (b)	325	10,910
Abercrombie & Fitch Co. - Class A (b)	425	15,993
Academy Sports & Outdoors, Inc. (b)	555	22,211
ACCO Brands Corp.	825	7,087
Adtalem Global Education, Inc. (b)	400	15,124
Advance Auto Parts, Inc.	371	77,498
Amazon.com, Inc. (b)	2,577	8,465,548
AMC Entertainment Holdings, Inc. - Class A (b)(c)	2,885	109,803
American Eagle Outfitters, Inc.	665	17,157
American Outdoor Brands, Inc. (b)	118	2,898
American Woodmark Corp. (b)	130	8,498
Armstrong World Industries, Inc.	200	19,094
Asbury Automotive Group, Inc. (b)	50	9,837
Autoliv, Inc.	357	30,602
AutoNation, Inc. (b)	195	23,743
Autozone, Inc. (b)	121	205,457
Avis Budget Group, Inc. (b)	382	44,507
Axon Enterprise, Inc. (b)	325	56,881
Bath & Body Works, Inc.	1,484	93,536
Beacon Roofing Supply, Inc. (b)(c)	500	23,880
Beazer Homes USA, Inc. (b)	200	3,450
Bed Bath & Beyond, Inc. (b)	275	4,751
Best Buy Co., Inc.	1,171	123,786
Bloomin' Brands, Inc. (b)	880	22,000
Boot Barn Holdings, Inc. (b)	268	23,817
Borgwarner, Inc.	1,310	56,605
Boyd Gaming Corp. (b)	1,469	92,929
Bright Horizons Family Solutions, Inc. (b)	300	41,826
Brinker International, Inc. (b)	175	8,584
Brunswick Corp.	298	28,390
Builders FirstSource, Inc. (b)	1,453	75,178
Burlington Stores, Inc. (b)	308	87,340
Caesars Entertainment, Inc. (b)	1,129	126,764
Callaway Golf Co. (b)	650	17,959
Camping World Holdings, Inc. - Class A	18	700
CarMax, Inc. (b)	890	113,884
Carnival Corp. (b)	5,125	128,176
Carter's, Inc.	172	16,725
Carvana Co. (b)	80	24,123
Chegg, Inc. (b)	740	50,335
Chewy, Inc. - Class A (b)(c)	290	19,752
Chipotle Mexican Grill, Inc. (b)	147	267,175
Choice Hotels International, Inc.	200	25,274
Churchill Downs, Inc.	191	45,855
Cinemark Holdings, Inc. (b)	775	14,888
Columbia Sportswear Co.	340	32,586
Copart, Inc. (b)	1,483	205,722
Coursera, Inc. (b)	645	20,414
Cracker Barrel Old Country Store, Inc.	191	26,709
Crocs, Inc. (b)	250	35,870
Dana, Inc.	900	20,016
Darden Restaurants, Inc.	643	97,395
Dave & Buster's Entertainment, Inc. (b)	300	11,499
Deckers Outdoor Corp. (b)	145	52,229
Dick's Sporting Goods, Inc.	346	41,440
Dillard's, Inc. - Class A	189	32,606
Domino's Pizza, Inc.	171	81,560
Dorman Products, Inc. (b)	200	18,934
DR Horton, Inc.	2,073	174,070
DraftKings, Inc. - Class A (b)	4,411	212,434
eBay, Inc.	3,685	256,734
Etsy, Inc. (b)	630	131,015
Floor & Decor Holdings, Inc. (b)	440	53,148
Foot Locker, Inc.	475	21,688
Ford Motor Co. (b)	20,876	295,604
Fortune Brands Home & Security, Inc.	640	57,229
Fox Factory Holding Corp. (b)	123	17,778
Freshpet, Inc. (b)	270	38,526
GameStop Corp. (b)(c)	505	88,612
General Motors Co. (b)	7,560	398,488
Gentex Corp.	1,599	52,735
Gentherm, Inc. (b)	75	6,070
Genuine Parts Co.	747	90,559
Golden Entertainment, Inc. (b)	100	4,909
Graham Holdings Co.	41	24,156
Grand Canyon Education, Inc. (b)	200	17,592
Green Brick Partners, Inc. (b)	45	923
Griffon Corp.	260	6,396
Group 1 Automotive, Inc.	43	8,079
Hanesbrands, Inc.	1,575	27,027
Harley-Davidson, Inc.	650	23,796
Hasbro, Inc.	610	54,424
Herman Miller, Inc.	460	17,324
Hilton Grand Vacations, Inc. (b)	635	30,207
Hilton Worldwide Holdings, Inc. (b)	1,450	191,559
HNI Corp.	100	3,672
Hyatt Hotels Corp. (b)	300	23,130
IAA, Inc. (b)	518	28,267
iRobot Corp. (b)(c)	167	13,109
JELD-WEN Holding, Inc. (b)	30	751
KAR Auction Services, Inc. (b)	975	15,980
KB Home	375	14,595
Kohl's Corp.	1,075	50,622
Kontoor Brands, Inc.	339	16,933
Las Vegas Sands Corp. (b)	1,993	72,944
La-Z-Boy, Inc.	425	13,698
LCI Industries	154	20,733
Lear Corp.	350	54,768
Leggett & Platt, Inc.	1,313	58,875
Lennar Corp. - Class A	1,357	127,124
Leslie's, Inc. (b)	1,533	31,488
Lithia Motors, Inc. - Class A	134	42,483
Live Nation Entertainment, Inc. (b)	582	53,038
LKQ Corp. (b)	1,540	77,493
Lowe's cos, Inc.	3,840	778,982
Lucid Group, Inc. (b)(c)	3,447	87,485
Lumber Liquidators Holdings, Inc. (b)	241	4,502
Macy's, Inc.	2,223	50,240
Madison Square Garden Entertainment Corp. (b)	192	13,953
Madison Square Garden Sports Corp. (b)	93	17,293
Marriott International, Inc. (b)	1,809	267,895
Marriott Vacations Worldwide Corp.	244	38,389
Masco Corp.	1,590	88,325
Mattel, Inc. (b)	1,025	19,024
Matthews International Corp.	100	3,469
McDonald's Corp.	3,808	918,147
MDC Holdings, Inc.	1,712	79,985
Medifast, Inc.	30	5,779
Meritage Homes Corp. (b)	200	19,400
Methode Electronics, Inc.	100	4,205
Mgm Resorts International	2,670	115,210
Microvast Holdings, Inc. (b)	2,372	19,498
Mohawk Industries, Inc. (b)	392	69,541
National Vision Holdings, Inc. (b)	540	30,656
Newell Brands, Inc.	2,575	57,011
Nike, Inc.	7,244	1,052,046
Nordstrom, Inc. (b)	670	17,722
Norwegian Cruise Line Holdings, Ltd. (b)	1,875	50,081
NVR, Inc. (b)	20	95,882
O'Reilly Automotive, Inc. (b)	380	232,203
Overstock.com, Inc. (b)	240	18,701
Oxford Industries, Inc.	50	4,509
Papa John's International, Inc.	173	21,969
Patrick Industries, Inc.	20	1,666
Peloton Interactive, Inc. (b)	320	27,856
Penn National Gaming, Inc. (b)	668	48,403
Penske Automotive Group, Inc.	98	9,859
Perdoceo Education Corp. (b)	500	5,280
Planet Fitness, Inc. (b)	440	34,562
Polaris, Inc.	340	40,684
Pool Corp.	235	102,086
PROG Holdings, Inc.	400	16,804
PulteGroup, Inc.	1,425	65,436
PVH Corp. (b)	413	42,452
QuantumScape Corp. (b)(c)	1,153	28,295
Qurate Retail, Inc.	2,919	29,745
Ralph Lauren Corp.	191	21,209
Red Rock Resorts, Inc. - Class A (b)	508	26,020
Regis Corp. (b)	200	696
Rent-A-Center, Inc.	1,255	70,544
RH (b)	82	54,687
Ross Stores, Inc.	1,835	199,740
Royal Caribbean Cruises Ltd. (b)	1,019	90,640
Rush Enterprises, Inc.	112	5,058
Sally Beauty Holdings, Inc. (b)	700	11,795
Scientific Games Corp. (b)	315	26,167
SeaWorld Entertainment, Inc. (b)	235	13,000
Service Corp. International	820	49,413
Shake Shack, Inc. - Class A (b)	60	4,708
Shoe Carnival, Inc.	120	3,890
Signet Jewelers Ltd.	410	32,374
Six Flags Entertainment Corp. (b)	590	25,075
Skechers USA, Inc. - Class A (b)	750	31,590
Skyline Champion Corp. (b)	757	45,465
Sleep Number Corp. (b)	90	8,413
Smith & Wesson Brands, Inc.	475	9,861
Starbucks Corp.	6,460	712,603
Steelcase, Inc.	875	11,095
Steven Madden Ltd.	450	18,072
Strategic Education, Inc.	87	6,134
Stride, Inc. (b)	300	10,782
Tapestry, Inc.	1,370	50,717
Taylor Morrison Home Corp. (b)	900	23,202
Tempur Sealy International, Inc.	1,192	55,321
Tesla, Inc. (b)	4,861	3,769,608
Texas Roadhouse, Inc.	475	43,382
The Aaron's Co., Inc.	200	5,508
The Cato Corp. - Class A	300	4,962
The Cheesecake Factory, Inc. (b)	300	14,100
The Children's Place, Inc. (b)	122	9,182
The Gap, Inc.	840	19,068
The Goodyear Tire & Rubber Co. (b)	762	13,487
The Home Depot, Inc.	6,022	1,976,782
The Marcus Corp. (b)	100	1,745
The Scotts Miracle-Gro Co.	266	38,932
The TJX Cos, Inc.	6,816	449,720
The Wendy's Co.	1,105	23,956
Thor Industries, Inc.	157	19,273
Toll Brothers, Inc.	728	40,251
Tractor Supply Co.	595	120,553
Travel + Leisure Co.	642	35,008
TRI Pointe Group, Inc. (b)	1,185	24,909
Ulta Beauty, Inc. (b)	285	102,862
Under Armour, Inc. (b)	1,558	27,296
Under Armour, Inc. (b)	1,256	25,346
Vail Resorts, Inc. (b)	200	66,810
Veoneer, Inc. (b)	648	22,071
Veritiv Corp. (b)	97	8,687
VF Corp.	1,742	116,697
Victoria's Secret & Co. (b)	494	27,298
Vista Outdoor, Inc. (b)	400	16,124
Visteon Corp. (b)	101	9,533
Vroom, Inc. (b)	760	16,773
Wayfair, Inc. (b)	270	68,988
Whirlpool Corp.	274	55,858
Williams-Sonoma, Inc.	310	54,972
Wingstop, Inc.	220	36,065
Winnebago Industries, Inc.	175	12,679
Wolverine World Wide, Inc.	725	21,634
WW International, Inc. (b)	440	8,030
Wyndham Hotels & Resorts, Inc.	286	22,076
Wynn Resorts, Ltd. (b)	561	47,545
YETI Holdings, Inc. (b)	559	47,901
Yum! Brands, Inc.	1,349	164,996
		28,231,616
Consumer Staples - 5.8%
Albertsons Cos., Inc. - Class A	1,491	46,415
Altria Group, Inc.	10,358	471,496
Archer-Daniels-Midland Co.	2,856	171,389
B&G Foods, Inc. (c)	250	7,472
Beyond Meat, Inc. (b)(c)	390	41,051
Big Lots, Inc.	200	8,672
BJ's Wholesale Club Holdings, Inc. (b)	465	25,538
Brown-Forman Corp. - Class B	1,555	104,201
Bunge Ltd.	1,480	120,354
Cal-Maine Foods, Inc.	18	651
Campbell Soup Co.	1,430	59,788
Casey's General Stores, Inc.	177	33,356
Celsius Holdings, Inc. (b)	320	28,829
Church & Dwight Co., Inc.	1,396	115,268
Clearwater Paper Corp. (b)	130	4,983
Colgate-Palmolive Co.	4,438	335,424
Conagra Brands, Inc.	2,541	86,064
Constellation Brands, Inc. - Class A	966	203,526
Costco Wholesale Corp.	2,398	1,077,541
Darling Ingredients, Inc. (b)	975	70,102
Dollar General Corp.	1,226	260,084
Dollar Tree, Inc. (b)	1,306	125,010
Edgewell Personal Care Co.	416	15,101
elf Beauty, Inc. (b)	300	8,715
Energizer Holdings, Inc.	152	5,936
Five Below, Inc. (b)	230	40,666
Flowers Foods, Inc.	780	18,431
Fresh Del Monte Produce, Inc.	100	3,222
General Mills, Inc.	3,605	215,651
Grocery Outlet Holding Corp. (b)	160	3,451
Helen of Troy Ltd. (b)	119	26,737
Herbalife Nutrition Ltd. (b)	380	16,104
Hormel Foods Corp.	1,875	76,875
Ingredion, Inc.	271	24,122
Kellogg Co.	1,643	105,021
Keurig Dr Pepper, Inc.	4,468	152,627
Kimberly-Clark Corp.	1,911	253,093
Lamb Weston Holdings, Inc.	667	40,934
Lancaster Colony Corp.	112	18,907
McCormick & Co., Inc.	1,035	83,866
Molson Coors Beverage Co.	673	31,214
Mondelez International, Inc. - Class A	7,690	447,404
Monster Beverage Corp. (b)	2,026	179,970
Nu Skin Enterprises, Inc.	325	13,153
Ollie's Bargain Outlet Holdings, Inc. (b)(c)	340	20,495
PepsiCo, Inc.	7,767	1,168,234
Performance Food Group Co. (b)	690	32,057
Philip Morris International, Inc.	8,766	830,929
Post Holdings, Inc. (b)	213	23,464
PriceSmart, Inc.	115	8,918
Reynolds Consumer Products, Inc.	590	16,131
Sanderson Farms, Inc.	143	26,913
Spectrum Brands Holdings, Inc.	277	26,501
Sprouts Farmers Market, Inc. (b)	1,060	24,560
Sysco Corp.	2,800	219,800
Target Corp.	2,771	633,922
Tejon Ranch Co. (b)	50	888
The Andersons, Inc.	75	2,312
The Boston Beer Co., Inc. - Class A (b)	50	25,487
The Clorox Co.	615	101,850
The Coca-Cola Co.	23,458	1,230,841
The Estee Lauder Cos., Inc. - Class A	1,161	348,219
The Hain Celestial Group, Inc. (b)	600	25,668
The Hershey Co.	819	138,616
The J M Smucker Co.	517	62,055
The Kraft Heinz Co.	4,176	153,760
The Kroger Co.	4,034	163,095
The Procter & Gamble Co.	13,273	1,855,565
The Simply Good Foods Co. (b)	720	24,833
Tilray, Inc. (b)(c)	5,762	65,053
Tootsie Roll Industries, Inc.	27	822
TreeHouse Foods, Inc. (b)	385	15,354
Tyson Foods, Inc.	1,376	108,621
US Foods Holding Corp. (b)	1,425	49,390
USANA Health Sciences, Inc. (b)	118	10,880
Vector Group Ltd.	938	11,959
Walgreens Boots Alliance, Inc.	4,199	197,563
Walmart, Inc.	8,552	1,191,978
		13,995,147
Energy - 3.0%
Antero Midstream Corp.	3,310	34,490
Antero Resources Corp. (b)	2,370	44,580
APA Corp.	2,303	49,353
Baker Hughes Co.	4,245	104,979
Bristow Group, Inc. (b)	100	3,183
Cabot Oil & Gas Corp.	1,465	31,878
California Resources Corp. (b)	720	29,520
Callon Petroleum Co. (b)(c)	400	19,632
Centennial Resource Development, Inc. - Class A (b)	2,750	18,425
ChampionX Corp. (b)	730	16,323
Cheniere Energy, Inc. (b)	1,345	131,366
Chesapeake Energy Corp.	450	27,715
Chevron Corp.	10,736	1,089,167
Cimarex Energy Co.	596	51,971
Clean Energy Fuels Corp. (b)	1,650	13,447
CNX Resources Corp. (b)	1,650	20,823
ConocoPhillips	7,521	509,698
Continental Resources, Inc.	245	11,307
Cross Timbers Royalty Trust	200	2,808
Delek US Holdings, Inc.	301	5,409
Denbury, Inc. (b)	290	20,373
Devon Energy Corp.	4,272	151,699
Diamondback Energy, Inc.	850	80,469
Dril-Quip, Inc. (b)	145	3,651
DT Midstream, Inc.	511	23,629
EnerSys	375	27,915
Enphase Energy, Inc. (b)	840	125,975
EOG Resources, Inc.	2,718	218,174
EQT Corp. (b)	1,339	27,396
Equitrans Midstream Corp.	1,178	11,945
Exxon Mobil Corp.	22,958	1,350,390
First Solar, Inc. (b)	787	75,127
FuelCell Energy, Inc. (b)(c)	3,080	20,605
Geospace Technologies Corp. (b)	226	2,158
Green Plains, Inc. (b)	300	9,795
Halliburton Co.	4,891	105,743
Helmerich & Payne, Inc.	550	15,076
Hess Corp.	1,604	125,288
HollyFrontier Corp.	1,158	38,365
Kinder Morgan, Inc.	11,670	195,239
Marathon Oil Corp.	3,400	46,478
Marathon Petroleum Corp.	3,591	221,960
Matador Resources Co.	700	26,628
Murphy Oil Corp.	1,025	25,594
Murphy USA, Inc.	126	21,075
New Fortress Energy, Inc.	840	23,310
NOV, Inc. (b)	2,661	34,886
NOW, Inc. (b)	649	4,965
Occidental Petroleum Corp.	4,953	146,510
ONEOK, Inc.	2,475	143,525
OVINTIV, Inc.	1,330	43,730
PDC Energy, Inc.	560	26,538
Phillips 66	2,463	172,484
Pioneer Natural Resources Co.	2,139	356,165
Plug Power, Inc. (b)	3,270	83,516
Range Resources Corp. (b)	1,350	30,551
Renewable Energy Group, Inc. (b)	454	22,791
Schlumberger Nv	7,546	223,663
SFL Corp., Ltd.	575	4,819
Shoals Technologies Group, Inc. (b)	700	19,516
SM Energy Co.	910	24,006
Southwestern Energy Co. (b)	5,040	27,922
Sunnova Energy International, Inc. (b)	690	22,729
SunPower Corp. (b)(c)	450	10,206
Sunrun, Inc. (b)	1,120	49,280
Targa Resources Corp.	1,765	86,856
The Williams Cos, Inc.	6,580	170,685
Valero Energy Corp.	2,404	169,650
Whiting Petroleum Corp. (b)	440	25,700
		7,110,824
Financials - 11.8%
Affiliated Managers Group, Inc.	138	20,850
Aflac, Inc.	3,711	193,454
AGNC Investment Corp.	3,245	51,174
Air Lease Corp.	600	23,604
Alleghany Corp. (b)	76	47,455
Alliance Data Systems Corp.	150	15,133
Ally Financial, Inc.	2,195	112,055
American Equity Investment Life Holding Co.	605	17,890
American Express Co.	3,784	633,934
American Financial Group, Inc.	410	51,590
American International Group, Inc.	4,530	248,652
American National Group, Inc.	181	34,214
Ameriprise Financial, Inc.	615	162,434
Ameris Bancorp	300	15,564
Annaly Capital Management, Inc.	7,739	65,162
Apollo Commercial Real Estate Finance, Inc.	560	8,305
Apollo Investment Corp.	1,937	25,123
Arbor Realty Trust, Inc.	2,031	37,634
Arch Capital Group Ltd. (b)	1,747	66,700
Ares Capital Corp.	7,581	154,122
Argo Group International Holdings, Ltd.	71	3,708
Arlington Asset Investment Corp. - Class A (b)	5,920	21,904
ARMOUR Residential REIT, Inc.	80	862
Arthur J Gallagher & Co.	1,229	182,691
Artisan Partners Asset Management, Inc. - Class A	300	14,676
Ashford, Inc. (b)	6	87
Associated Banc-Corp	900	19,278
Assurant, Inc.	337	53,162
Assured Guaranty, Ltd.	517	24,201
Atlantic Union Bankshares Corp.	275	10,134
Axis Capital Holdings Ltd.	475	21,869
Axos Financial, Inc. (b)	372	19,173
BancorpSouth Bank	675	20,101
Bank of America Corp.	45,377	1,926,254
Bank of Hawaii Corp.	303	24,898
Bank OZK	765	32,880
BankFinancial Corp.	700	8,036
BankUnited, Inc.	205	8,573
Banner Corp.	300	16,563
Barings BDC, Inc.	350	3,857
Berkshire Hathaway, Inc. - Class A (b)	2	822,758
Berkshire Hathaway, Inc. - Class B (b)	12,409	3,386,912
Berkshire Hills Bancorp, Inc.	300	8,094
BlackRock, Inc.	834	699,442
Blackstone Mortgage Trust, Inc. - Class A	1,150	34,868
BOK Financial Corp.	296	26,507
Brighthouse Financial, Inc. (b)	378	17,097
Brookline Bancorp, Inc.	500	7,630
Brown & Brown, Inc.	1,390	77,075
Camden National Corp.	150	7,185
Capital One Financial Corp.	2,479	401,524
Capitol Federal Financial, Inc.	1,000	11,490
Cathay General Bancorp	463	19,164
CBOE Global Markets, Inc.	520	64,407
Chimera Investment Corp.	1,455	21,607
Cincinnati Financial Corp.	885	101,085
CIT Group, Inc.	710	36,884
Citigroup, Inc.	11,080	777,594
Citizens Financial Group, Inc.	2,555	120,034
CME Group, Inc.	1,531	296,065
CNO Financial Group, Inc.	1,100	25,894
Cohen & Steers, Inc.	370	30,995
Coinbase Global, Inc. - Class A (b)	1,123	255,460
Columbia Banking System, Inc.	276	10,485
Comerica, Inc.	603	48,541
Commerce Bancshares, Inc.	473	32,959
Community Bank System, Inc.	200	13,684
Community Trust Bancorp, Inc.	110	4,631
Cowen, Inc. - Class A	540	18,527
Crawford & Co. - Class B	200	1,792
Credit Acceptance Corp. (b)(c)	52	30,436
CrossFirst Bankshares, Inc. (b)	23	299
Cullen/Frost Bankers, Inc.	677	80,306
CVB Financial Corp.	600	12,222
Dime community Bancshares, Inc.	300	9,798
Discover Financial Services	1,735	213,145
Eagle Bancorp, Inc.	300	17,250
East West Bancorp, Inc.	515	39,933
Eastern Bankshares, Inc.	969	19,671
eHealth, Inc. (b)	175	7,087
Employers Holdings, Inc.	75	2,962
Enstar Group Ltd. (b)	120	28,168
Enterprise Financial Services Corp.	50	2,264
Equitable Holdings, Inc.	2,350	69,654
Erie Indemnity Co. - Class A	44	7,850
Evercore, Inc. - Class A	240	32,081
Everest Re Group Ltd.	241	60,438
Federated Hermes, Inc.	804	26,130
Fidelity National Financial, Inc.	1,909	86,554
Fifth Third Bancorp	3,499	148,498
First American Financial Corp.	527	35,335
First BanCorp	1,366	17,963
First Busey Corp.	325	8,005
First Citizens BancShares, Inc.	50	42,158
First Commonwealth Financial Corp.	800	10,904
First Financial Bankshares, Inc.	600	27,570
First Financial Corp.	100	4,205
First Hawaiian, Inc.	300	8,805
First Horizon Corp.	3,336	54,343
First Interstate BancSystem, Inc.	300	12,078
First Merchants Corp.	425	17,782
First Midwest Bancorp, Inc.	800	15,208
First Republic Bank	1,033	199,245
FirstCash, Inc.	221	19,337
FNB Corp.	2,460	28,585
Franklin Resources, Inc.	2,171	64,522
FS KKR Capital Corp.	1,771	39,033
Fulton Financial Corp.	1,250	19,100
GATX Corp.	45	4,030
Glacier Bancorp, Inc.	550	30,442
Globe Life, Inc.	566	50,391
Golub Capital BDC, Inc.	7,405	117,073
Great Ajax Corp.	1,990	26,845
Hancock Whitney Corp.	500	23,560
Heartland Financial USA, Inc.	300	14,424
Hercules Capital, Inc. (c)	775	12,873
Heritage Commerce Corp.	50	581
Hilltop Holdings, Inc.	550	17,968
Hippo Holdings, Inc. (b)	4,734	22,155
Home BancShares, Inc.	950	22,353
Hope Bancorp, Inc.	1,092	15,768
Horace Mann Educators Corp.	375	14,921
Houlihan Lokey, Inc.	320	29,472
Huntington Bancshares, Inc.	8,469	130,931
Independent Bank Corp.	300	22,845
Independent Bank Group, Inc.	90	6,394
Interactive Brokers Group, Inc. - Class A	500	31,170
Intercontinental Exchange, Inc.	3,220	369,720
International Bancshares Corp.	400	16,656
Invesco Ltd.	2,285	55,091
Investors Bancorp, Inc.	1,325	20,021
Jefferies Financial Group, Inc.	1,352	50,200
JPMorgan Chase & Co.	16,811	2,751,793
Kemper Corp.	300	20,037
KeyCorp	5,045	109,073
Kinsale Capital Group, Inc.	100	16,170
KKR Real Estate Finance Trust, Inc.	980	20,678
Lemonade, Inc. (b)(c)	347	23,253
LendingTree, Inc. (b)	30	4,195
Lincoln National Corp.	1,109	76,244
Loews Corp.	1,050	56,626
LPL Financial Holdings, Inc.	410	64,272
M&T Bank Corp.	727	108,570
Main Street Capital Corp.	475	19,522
Markel Corp. (b)	73	87,244
Marsh & Mclennan cos, Inc.	2,824	427,638
Mercury General Corp.	300	16,701
Meta Financial Group, Inc.	300	15,744
Metlife, Inc.	4,313	266,241
MFA Financial, Inc.	5,650	25,820
MGIC Investment Corp.	1,500	22,440
Morgan Stanley	8,479	825,091
Nasdaq, Inc.	600	115,812
Navient Corp.	992	19,572
NBT Bancorp, Inc.	200	7,224
Nelnet, Inc.	25	1,981
New Mountain Finance Corp.	650	8,651
New Residential Investment Corp.	2,630	28,930
New York Community Bancorp, Inc.	3,062	39,408
NMI Holdings, Inc. - Class A (b)	620	14,018
Northern Trust Corp.	1,113	119,993
Northwest Bancshares, Inc.	875	11,620
OceanFirst Financial Corp.	100	2,141
OFG Bancorp	432	10,895
Old National Bancorp	950	16,103
Old Republic International Corp.	1,661	38,419
OneMain Holdings, Inc.	760	42,051
Orchid Island Capital, Inc.	3,770	18,435
Owl Rock Capital Corp.	1,926	27,195
Pacific Premier Bancorp, Inc.	300	12,432
PacWest Bancorp	817	37,026
Palomar Holdings, Inc. (b)	210	16,974
Park National Corp.	87	10,610
PennantPark Floating Rate Capital, Ltd.	1,205	15,412
PennyMac Financial Services, Inc.	470	28,731
PennyMac Mortgage Investment Trust	450	8,861
People's United Financial, Inc.	2,517	43,972
Pinnacle Financial Partners, Inc.	291	27,377
Piper Sandler Cos	962	133,199
Popular, Inc.	282	21,903
PRA Group, Inc. (b)	300	12,642
Premier Financial Corp.	117	3,725
Primerica, Inc.	130	19,972
PrInc.ipal Financial Group, Inc.	1,520	97,888
ProAssurance Corp.	230	5,469
Prospect Capital Corp. (c)	2,650	20,405
Prosperity Bancshares, Inc.	650	46,235
Provident Financial Services, Inc.	600	14,082
Prudential Financial, Inc.	2,250	236,700
Radian Group, Inc.	1,165	26,469
Raymond James Financial, Inc.	1,058	97,586
Ready Capital Corp.	1,750	25,253
Regions Financial Corp.	4,801	102,309
Reinsurance Group of America, Inc.	373	41,500
RenaissanceRe Holdings, Ltd.	290	40,426
Renasant Corp.	400	14,420
RLI Corp.	195	19,553
Robinhood Markets, Inc. (b)(c)	588	24,743
S&T Bancorp, Inc.	350	10,315
Sandy Spring Bancorp, Inc.	300	13,746
Seacoast Banking Corp of Florida	150	5,072
SEI Investments Co.	605	35,877
Selective Insurance Group, Inc.	300	22,659
Selectquote, Inc. (b)	890	11,508
ServisFirst Bancshares, Inc.	400	31,120
Signature Bank	387	105,372
Silvergate Capital Corp. (b)	220	25,410
Simmons First National Corp.	438	12,947
Sixth Street Specialty Lending, Inc.	1,110	24,653
SLM Corp.	1,300	22,880
Solar Capital Ltd.	500	9,565
South State Corp.	290	21,654
Starwood Property Trust, Inc.	1,825	44,548
State Street Corp.	1,866	158,088
Sterling Bancorp.	405	10,109
Stewart Information Services Corp.	300	18,978
Stifel Financial Corp.	510	34,660
StoneX Group, Inc. (b)	150	9,885
SVB Financial Group (b)	330	213,470
Synchrony Financial	2,665	130,265
Synovus Financial Corp.	847	37,175
T Rowe Price Group, Inc.	1,270	249,809
TCG BDC, Inc.	1,197	16,052
Texas Capital Bancshares, Inc. (b)	384	23,048
TFS Financial Corp.	525	10,007
The Allstate Corp.	1,825	232,341
The Bancorp, Inc. (b)	50	1,272
The Bank of New York Mellon Corp.	4,513	233,954
The Charles Schwab Corp.	9,840	716,746
The Goldman Sachs Group, Inc.	1,932	730,354
The Hanover Insurance Group, Inc.	300	38,886
The Hartford Financial Services Group, Inc.	2,175	152,794
The PNC Financial Services Group, Inc.	2,354	460,537
The Progressive Corp.	3,285	296,931
The Travelers cos., Inc.	1,512	229,839
Tompkins Financial Corp.	105	8,496
Towne Bank	553	17,204
TPG RE Finance Trust, Inc.	754	9,335
Tradeweb Markets, Inc.	390	31,504
TriCo Bancshares	109	4,731
Truist Financial Corp.	7,468	437,998
Trupanion, Inc. (b)	270	20,971
Trustmark Corp.	425	13,694
UMB Financial Corp.	243	23,501
Umpqua Holdings Corp.	1,500	30,375
United Bankshares, Inc.	553	20,118
United Community Banks, Inc.	474	15,557
United Security Bancshares	406	3,248
Unum Group	1,407	35,259
Upstart Holdings, Inc. (b)	359	113,602
US Bancorp	8,194	487,051
Valley National Bancorp	2,390	31,811
Virtus Investment Partners, Inc.	48	14,895
Voya Financial, Inc.	460	28,239
W R Berkley Corp.	767	56,129
Walker & Dunlop, Inc.	280	31,780
Washington Federal, Inc.	433	14,856
Washington Trust Bancorp, Inc.	100	5,298
Webster Financial Corp.	185	10,075
Wells Fargo & Co.	22,815	1,058,844
WesBanco, Inc.	350	11,928
Westamerica BanCorp	83	4,670
Western Alliance Bancorp	810	88,144
Western New England Bancorp, Inc.	200	1,706
White Mountains Insurance Group, Ltd.	20	21,392
Wintrust Financial Corp.	425	34,157
Zions Bancorp NA	940	58,177
		28,236,099
Health Care - 12.7%
10X Genomics, Inc. (b)	140	20,381
Abbott Laboratories	10,114	1,194,767
Abbvie, Inc.	10,105	1,090,026
ABIOMED, Inc. (b)	250	81,380
Acadia Healthcare Co., Inc. (b)	395	25,193
ACADIA Pharmaceuticals, Inc. (b)	735	12,208
Acceleron Pharma, Inc. (b)	360	61,956
Accolade, Inc. (b)	570	24,037
Adaptive Biotechnologies Corp. (b)	350	11,896
Addus HomeCare Corp. (b)	70	5,582
Aerie Pharmaceuticals, Inc. (b)	350	3,990
Agilent Technologies, Inc.	1,617	254,726
agilon health, Inc. (b)	1,000	26,210
Agios Pharmaceuticals, Inc. (b)	300	13,845
Alector, Inc. (b)	560	12,779
Align Technology, Inc. (b)	448	298,113
Alkermes Plc (b)	1,000	30,840
Allakos, Inc. (b)	160	16,939
Allogene Therapeutics, Inc. (b)	500	12,850
Alnylam Pharmaceuticals, Inc. (b)	553	104,412
ALX Oncology Holdings, Inc. (b)	109	8,051
Amedisys, Inc. (b)	201	29,969
AmerisourceBergen Corp.	900	107,505
Amgen, Inc.	3,059	650,496
Amicus Therapeutics, Inc. (b)	1,225	11,699
Amneal Pharmaceuticals, Inc. (b)	650	3,471
Anika Therapeutics, Inc. (b)	100	4,256
Anthem, Inc.	1,340	499,552
Apellis Pharmaceuticals, Inc. (b)	430	14,173
Arena Pharmaceuticals, Inc. (b)	440	26,202
Arrowhead Pharmaceuticals, Inc. (b)	460	28,718
Arvinas, Inc. (b)	370	30,407
Atara Biotherapeutics, Inc. (b)	400	7,160
AtriCure, Inc. (b)	400	27,820
Avanos Medical, Inc. (b)	297	9,266
Avantor, Inc. (b)	2,790	114,111
Axonics, Inc. (b)	360	23,432
Axsome Therapeutics, Inc. (b)	220	7,251
Baxter International, Inc.	2,723	219,011
Beam Therapeutics, Inc. (b)	280	24,363
Becton Dickinson and Co.	1,582	388,887
Berkeley Lights, Inc. (b)	490	9,584
BioCryst Pharmaceuticals, Inc. (b)	1,160	16,669
Biogen, Inc. (b)	703	198,942
BioMarin Pharmaceutical, Inc. (b)	738	57,040
Bio-Rad Laboratories, Inc. - Class A (b)	99	73,849
Bio-Techne Corp.	232	112,420
Bluebird Bio, Inc. (b)	448	8,561
Blueprint Medicines Corp. (b)	320	32,899
Boston Scientific Corp. (b)	7,907	343,085
Bridgebio Pharma, Inc. (b)	590	27,653
Bristol-Myers Squibb Co.	12,426	735,246
Bruker Corp.	305	23,820
C4 Therapeutics, Inc. (b)	1,483	66,260
Cardinal Health, Inc.	1,718	84,972
CareCloud, Inc. (b)(d)(e)	649	4,945
CareDx, Inc. (b)	240	15,209
Catalent, Inc. (b)	900	119,763
Celldex Therapeutics, Inc. (b)	450	24,295
Centene Corp. (b)	3,068	191,167
Certara, Inc. (b)	880	29,128
Cerus Corp. (b)	377	2,296
Charles River Laboratories International, Inc. (b)	346	142,784
Chemed Corp.	96	44,652
ChemoCentryx, Inc. (b)	430	7,353
Cigna Corp.	1,917	383,707
Clovis Oncology, Inc. (b)	300	1,338
CONMED Corp.	110	14,391
Corcept Therapeutics, Inc. (b)	430	8,462
Covetrus, Inc. (b)	356	6,458
CVS Health Corp.	6,886	584,346
Cytokinetics, Inc. (b)(c)	760	27,162
Danaher Corp.	3,970	1,208,627
DaVita, Inc. (b)	324	37,668
Deciphera Pharmaceuticals, Inc. (b)	330	11,213
Denali Therapeutics, Inc. (b)	470	23,711
Dentsply Sirona, Inc.	1,122	65,132
Dexcom, Inc. (b)	510	278,899
Dicerna Pharmaceuticals, Inc. (b)	350	7,056
Editas Medicine, Inc. (b)	320	13,146
Edwards Lifesciences Corp. (b)	3,609	408,575
Elanco Animal Health, Inc. (b)	2,190	69,839
Eli Lilly And Co.	4,689	1,083,393
Emergent BioSolutions, Inc. (b)	293	14,671
Encompass Health Corp.	650	48,776
Envista Holdings Corp. (b)	535	22,368
Epizyme, Inc. (b)	830	4,250
Exact Sciences Corp. (b)	865	82,564
Exelixis, Inc. (b)	1,985	41,963
Fate Therapeutics, Inc. (b)	590	34,969
FibroGen, Inc. (b)	750	7,665
Gilead Sciences, Inc.	6,200	433,070
Glaukos Corp. (b)	280	13,488
Global Blood Therapeutics, Inc. (b)	370	9,428
Globus Medical, Inc. - Class A (b)	340	26,051
Guardant Health, Inc. (b)	570	71,256
Haemonetics Corp. (b)	250	17,648
Halozyme Therapeutics, Inc. (b)	830	33,764
HCA Healthcare, Inc.	1,330	322,818
Heat Biologics, Inc. (b)(c)	10,325	61,434
Henry Schein, Inc. (b)	890	67,782
Heska Corp. (b)	318	82,216
Hill-Rom Holdings, Inc.	330	49,500
Hologic, Inc. (b)	1,006	74,253
Homology Medicines, Inc. (b)	340	2,676
Horizon Therapeutics PLC (b)	1,929	211,303
Humana, Inc.	619	240,884
ICU Medical, Inc. (b)	100	23,338
Idexx Laboratories, Inc. (b)	479	297,890
Illumina, Inc. (b)	767	311,103
Inari Medical, Inc. (b)	210	17,031
Incyte Corp. (b)	1,133	77,928
Insmed, Inc. (b)	760	20,930
Inspire Medical Systems, Inc. (b)	110	25,617
Insulet Corp. (b)	285	81,006
Integer Holdings Corp. (b)	300	26,802
Integra LifeSciences Holdings Corp. (b)	378	25,885
Intellia Therapeutics, Inc. (b)	290	38,904
Intercept Pharmaceuticals, Inc. (b)	137	2,035
Intuitive Surgical, Inc. (b)	649	645,203
Invitae Corp. (b)(c)	1,350	38,381
Ionis Pharmaceuticals, Inc. (b)	700	23,478
Iqvia Holdings, Inc. (b)	1,081	258,943
iRhythm Technologies, Inc. (b)	130	7,613
Ironwood Pharmaceuticals, Inc. (b)	1,000	13,060
Johnson & Johnson	14,419	2,328,669
Kodiak Sciences, Inc. (b)	300	28,794
Kura Oncology, Inc. (b)	650	12,175
Kymera Therapeutics, Inc. (b)	1,062	62,382
Laboratory Corp. of America Holdings (b)	580	163,235
LHC Group, Inc. (b)	170	26,675
Ligand Pharmaceuticals, Inc. (b)	164	22,848
Madrigal Pharmaceuticals, Inc. (b)	60	4,787
Magellan Health, Inc. (b)	100	9,455
Maravai Lifesciences Holdings, Inc. (b)	103	5,055
Masimo Corp. (b)	300	81,213
Mckesson Corp.	888	177,049
MEDNAX, Inc. (b)	600	17,058
Medpace Holdings, Inc. (b)	100	18,928
Merck & Co., Inc.	14,335	1,076,702
Meridian Bioscience, Inc. (b)	375	7,215
Merit Medical Systems, Inc. (b)	176	12,637
Mettler-Toledo International, Inc. (b)	120	165,283
Moderna, Inc. (b)	2,024	778,957
ModivCare, Inc. (b)	60	10,897
Molina Healthcare, Inc. (b)	300	81,393
Myriad Genetics, Inc. (b)	450	14,531
NanoString Technologies, Inc. (b)	300	14,403
Natera, Inc. (b)	550	61,292
Natus Medical, Inc. (b)	75	1,881
Nektar Therapeutics (b)	650	11,674
Neogen Corp. (b)	292	12,682
NeoGenomics, Inc. (b)	690	33,286
Neurocrine Biosciences, Inc. (b)	460	44,119
Nevro Corp. (b)	162	18,854
Novavax, Inc. (b)	415	86,034
NuVasive, Inc. (b)	290	17,357
Oak Street Health, Inc. (b)	855	36,363
Ocugen, Inc. (b)	680	4,882
Omnicell, Inc. (b)	195	28,944
Option Care Health, Inc. (b)	1,716	41,630
Organon & Co.	1,475	48,365
Owens & Minor, Inc.	620	19,400
Pacific Biosciences of California, Inc. (b)	1,120	28,616
Patterson cos, Inc.	575	17,331
PDS Biotechnology Corp. (b)	3,541	52,761
Penumbra, Inc. (b)	196	52,234
PerkinElmer, Inc.	522	90,457
Pfizer, Inc.	31,991	1,375,933
PPD, Inc. (b)	940	43,983
Premier, Inc.	785	30,427
Prestige Co.nsumer Healthcare, Inc. (b)	350	19,639
Progyny, Inc. (b)	520	29,120
PTC Therapeutics, Inc. (b)	470	17,489
Puma Biotechnology, Inc. (b)	254	1,781
Quest Diagnostics, Inc.	682	99,101
Quidel Corp. (b)	180	25,407
R1 RCM, Inc. (b)	640	14,086
Reata Pharmaceuticals, Inc. (b)	130	13,079
Regeneron Pharmaceuticals, Inc. (b)	382	231,179
REGENXBIO, Inc. (b)	410	17,187
Relay Therapeutics, Inc. (b)	620	19,549
Repligen Corp. (b)	300	86,697
Resmed, Inc.	736	193,973
Revance Therapeutics, Inc. (b)	710	19,781
REVOLUTION Medicines, Inc. (b)	530	14,580
Rocket Pharmaceuticals, Inc. (b)	400	11,956
Royalty Pharma Plc	460	16,624
Sage Therapeutics, Inc. (b)	300	13,293
Sana Biotechnology, Inc. (b)	136	3,063
Sangamo Therapeutics, Inc. (b)	730	6,577
Sarepta Therapeutics, Inc. (b)	380	35,142
Seagen, Inc. (b)	957	162,499
Select Medical Holdings Corp.	1,957	70,785
Shockwave Medical, Inc. (b)	150	30,882
Silk Road Medical, Inc. (b)	280	15,408
Sotera Health Co. (b)	870	22,751
Spero Therapeutics, Inc. (b)	322	5,928
SpringWorks Therapeutics, Inc. (b)	280	17,763
STAAR Surgical Co. (b)	280	35,988
Stryker Corp.	1,927	508,188
Syneos Health, Inc. (b)	300	26,244
Tandem Diabetes Care, Inc. (b)	410	48,946
Teladoc Health, Inc. (b)	839	106,394
Teleflex, Inc.	260	97,903
Tenet Healthcare Corp. (b)	631	41,924
The Cooper cos., Inc.	240	99,194
The Ensign Group, Inc.	300	22,467
The Pennant Group, Inc. (b)	150	4,214
Thermo Fisher Scientific, Inc.	2,231	1,274,637
Tivity Health, Inc. (b)	64	1,476
Turning Point Therapeutics, Inc. (b)	310	20,593
Twist Bioscience Corp. (b)	260	27,812
Ultragenyx Pharmaceutical, Inc. (b)	207	18,669
United Therapeutics Corp. (b)	288	53,159
Unitedhealth Group, Inc.	5,318	2,077,955
Universal Health Services, Inc.	482	66,694
Varex Imaging Corp. (b)	282	7,952
Veracyte, Inc. (b)	440	20,438
Vericel Corp. (b)	230	11,224
Vertex Pharmaceuticals, Inc. (b)	1,399	253,765
Veru, Inc. (b)	55	469
Viatris, Inc.	6,317	85,595
Vir Biotechnology, Inc. (b)	580	25,242
Waters Corp. (b)	324	115,765
West Pharmaceutical Services, Inc.	362	153,683
Y-mAbs Therapeutics, Inc. (b)	370	10,560
Zentalis Pharmaceuticals, Inc. (b)	1,500	99,960
Zimmer Biomet Holdings, Inc.	1,172	171,534
Zoetis, Inc.	2,665	517,383
Zogenix, Inc. (b)	410	6,228
		30,560,009
Industrials - 7.9%
3M Co.	3,304	579,588
A O Smith Corp.	716	43,726
AAON, Inc.	165	10,781
AAR Corp. (b)	300	9,729
ABM Industries, Inc.	500	22,505
Acuity Brands, Inc.	226	39,182
Advanced Energy Industries, Inc.	300	26,325
AECOM (b)	497	31,386
Aerojet Rocketdyne Holdings, Inc.	400	17,420
AeroVironment, Inc. (b)	21	1,813
AGCO Corp.	400	49,012
Air Transport Services Group, Inc. (b)	670	17,293
Alarm.com Holdings, Inc. (b)	170	13,292
Alaska Air Group, Inc. (b)	484	28,362
Albany International Corp. - Class A	100	7,687
Allegiant Travel Co. (b)	73	14,270
Allison Transmission Holdings, Inc.	625	22,075
Altra Industrial Motion Corp.	300	16,605
AMERCO	70	45,222
American Airlines Group, Inc. (b)	3,807	78,120
AMETEK, Inc.	1,150	142,611
AMN Healthcare Services, Inc. (b)	250	28,687
Amphenol Corp. - Class A	3,220	235,801
Applied Industrial Technologies, Inc.	86	7,751
Aramark	1,065	34,996
ASGN, Inc. (b)	250	28,285
Astec Industries, Inc.	200	10,762
Atkore, Inc. (b)	190	16,515
Badger Meter, Inc.	43	4,349
Belden, Inc.	100	5,826
Brady Corp. - Class A	145	7,351
BWX Technologies, Inc.	292	15,727
Carrier Global Corp.	4,158	215,218
Casella Waste Systems, Inc. - Class A (b)	100	7,594
Caterpillar, Inc.	3,007	577,254
CH Robinson Worldwide, Inc.	740	64,380
ChargePoint Holdings, Inc. (b)	2,320	46,377
Chart Industries, Inc. (b)	173	33,062
Cintas Corp.	521	198,324
Clean Harbors, Inc. (b)	154	15,996
Cognex Corp.	1,101	88,322
Colfax Corp. (b)	585	26,851
Comfort Systems USA, Inc.	110	7,845
CoreCivic, Inc. (b)	799	7,111
Covanta Holding Corp.	850	17,102
Covenant Logistics Group, Inc. (b)	100	2,765
Crane Co.	325	30,813
CryoPort, Inc. (b)	420	27,934
CSX Corp.	12,781	380,107
Cummins, Inc.	769	172,687
Curtiss-Wright Corp.	300	37,854
Deere & Co.	1,691	566,603
Delta Air Lines, Inc. (b)	3,390	144,448
Deluxe Corp.	200	7,178
Donaldson Co., Inc.	545	31,288
Dover Corp.	761	118,335
DXP Enterprises, Inc. (b)	100	2,957
Dycom Industries, Inc. (b)	11	784
Eaton Corp. Plc	2,264	338,038
EMCOR Group, Inc.	230	26,537
Emerson Electric Co.	3,358	316,324
Energy Recovery, Inc. (b)	500	9,515
Enerpac Tool Group Corp.	290	6,012
Ennis, Inc.	50	942
ESCO Technologies, Inc.	200	15,400
Expeditors International Of Washington, Inc.	1,020	121,513
Exponent, Inc.	310	35,076
Fastenal Co.	3,150	162,571
Federal Signal Corp.	475	18,344
Fedex Corp.	1,357	297,577
Flowserve Corp.	815	28,256
Fluor Corp. (b)	1,086	17,343
Fortive Corp.	1,993	140,646
Franklin Electric Co., Inc.	275	21,959
Frontdoor, Inc. (b)	487	20,405
FTI Consulting, Inc. (b)	80	10,776
Generac Holdings, Inc. (b)	377	154,069
General Dynamics Corp.	1,387	271,894
General Electric Co.	5,802	597,780
Global Industrial Co.	10	379
Graco, Inc.	1,039	72,699
Graftech International Ltd.	1,920	19,814
GXO Logistics, Inc. (b)	395	30,984
H&E Equipment Services, Inc.	325	11,281
H&R Block, Inc.	1,310	32,750
Hawaiian Holdings, Inc. (b)	325	7,039
Healthcare Services Group, Inc.	375	9,371
HEICO Corp. - Class A	472	55,899
HEICO Corp.	251	33,099
Helios Technologies, Inc.	1,065	87,447
Herc Holdings, Inc. (b)	143	23,375
Hexcel Corp. (b)	320	19,005
Hillenbrand, Inc.	325	13,861
Honeywell International, Inc.	3,842	815,580
Howmet Aerospace, Inc.	2,411	75,223
Hub Group, Inc. (b)	50	3,437
Hubbell, Inc.	318	57,453
Huntington Ingalls Industries, Inc.	249	48,072
Huron Co.nsulting Group, Inc. (b)	200	10,400
IDEX Corp.	437	90,437
IES Holdings, Inc. (b)	60	2,741
Illinois Tool Works, Inc.	1,583	327,095
Ingersoll Rand, Inc. (b)	1,810	91,242
Insperity, Inc.	67	7,420
Installed Building Products, Inc.	70	7,500
Itron, Inc. (b)	200	15,126
ITT, Inc.	280	24,035
Jacobs Engineering Group, Inc.	650	86,145
JB Hunt Transport Services, Inc.	419	70,065
JetBlue Airways Corp. (b)	1,750	26,758
John Bean Technologies Corp.	151	21,223
Johnson Controls International PLC	4,562	310,581
Kadant, Inc.	207	42,249
Kansas City Southern	519	140,462
Kennametal, Inc.	475	16,259
Keysight Technologies, Inc. (b)	1,048	172,176
Kforce, Inc.	150	8,946
Kirby Corp. (b)	300	14,388
Knight-Swift Transportation Holdings, Inc.	638	32,634
Korn Ferry	225	16,281
Kratos Defense & Security Solutions, Inc. (b)	1,020	22,756
L3Harris Technologies, Inc.	1,140	251,074
Landstar System, Inc.	140	22,095
Lennox International, Inc.	167	49,126
Lincoln Electric Holdings, Inc.	332	42,758
Littelfuse, Inc.	118	32,246
Lockheed Martin Corp.	1,574	543,187
ManpowerGroup, Inc.	746	80,777
MasTec, Inc. (b)	180	15,530
Matson, Inc.	175	14,124
Mercury Systems, Inc. (b)	400	18,968
Meritor, Inc. (b)	550	11,721
MSA Safety, Inc.	228	33,220
MSC Industrial Direct Co., Inc.	245	19,647
Mueller Industries, Inc.	300	12,330
Mueller Water Products, Inc.	55	837
National Instruments Corp.	812	31,855
Nikola Corp. (b)(c)	6,138	65,492
Nordson Corp.	282	67,158
Norfolk Southern Corp.	1,344	321,552
Northrop Grumman Corp.	859	309,369
Novanta, Inc. (b)	220	33,990
nVent Electric PLC	1,020	32,977
Old Dominion Freight Line, Inc.	538	153,857
Oshkosh Corp.	350	35,830
OSI Systems, Inc. (b)	100	9,480
Otis Worldwide Corp.	2,434	200,270
Paccar, Inc.	1,915	151,132
Parker-Hannifin Corp.	747	208,876
Primoris Services Corp.	515	12,612
Pro-Dex, Inc. (b)	10	259
Proto Labs, Inc. (b)	130	8,658
Quanta Services, Inc.	846	96,292
Raven Industries, Inc. (b)	175	10,082
Raytheon Technologies Corp.	8,347	717,508
RBC Bearings, Inc. (b)	145	30,769
Regal Beloit Corp.	270	40,592
Republic Services, Inc.	2,228	267,494
Resideo Technologies, Inc. (b)	758	18,791
Resources Connection, Inc.	200	3,156
Rexnord Corp.	730	46,932
Robert Half International, Inc.	610	61,201
Rockwell Automation, Inc.	640	188,186
Rollins, Inc.	1,380	48,755
Ryder System, Inc.	405	33,498
Saia, Inc. (b)	110	26,183
SiteOne Landscape Supply, Inc. (b)	230	45,878
SkyWest, Inc. (b)	375	18,503
Snap-on, Inc.	250	52,238
Southwest Airlines Co. (b)	2,944	151,410
Southwest Gas Holdings, Inc.	325	21,736
Spirit AeroSystems Holdings, Inc.	700	30,933
Spirit Airlines, Inc. (b)	1,030	26,718
SPX Corp. (b)	312	16,676
SPX FLOW, Inc.	312	22,807
Standex International Corp.	50	4,946
Stanley Black & Decker, Inc.	820	143,754
Stericycle, Inc. (b)	575	39,083
Teledyne Technologies, Inc. (b)	223	95,796
Terex Corp.	255	10,736
Terminix Global Holdings, Inc. (b)	525	21,877
Tetra Tech, Inc.	238	35,543
Textron, Inc.	925	64,574
The Boeing Co. (b)	3,278	720,963
The Brink's Co.	105	6,646
The Gorman-Rupp Co.	182	6,517
The Greenbrier cos, Inc.	200	8,598
The Manitowoc Co., Inc. (b)	268	5,741
The Middleby Corp. (b)	228	38,876
The Shyft Group, Inc.	75	2,851
The Timken Co.	375	24,533
The Toro Co.	634	61,758
Topbuild Corp. (b)	125	25,601
Transdigm Group, Inc. (b)	258	161,139
Trimble, Inc. (b)	1,394	114,657
TriNet Group, Inc. (b)	200	18,916
Trinity Industries, Inc.	151	4,103
Triumph Group, Inc. (b)	196	3,651
TrueBlue, Inc. (b)	300	8,124
Tutor Perini Corp. (b)	200	2,596
UniFirst Corp.	86	18,285
Union Pacific Corp.	3,517	689,367
United Airlines Holdings, Inc. (b)	2,001	95,188
United Parcel Service, Inc.	3,790	690,159
United Rentals, Inc. (b)	380	133,353
US Ecology, Inc. (b)	200	6,470
Valmont Industries, Inc.	159	37,384
Viad Corp. (b)	100	4,541
Vicor Corp. (b)	40	5,366
Vontier Corp.	610	20,496
Wabash National Corp.	50	757
Waste Management, Inc.	2,349	350,847
Watsco, Inc.	114	30,167
Watts Water Technologies, Inc. - Class A	120	20,171
Welbilt, Inc. (b)	1,075	24,983
Werner Enterprises, Inc.	250	11,068
WESCO International, Inc. (b)	322	37,133
Westinghouse Air Brake Technologies Corp.	1,126	97,072
WillScot Mobile Mini Holdings Corp. (b)	976	30,959
Woodward, Inc.	250	28,300
WW Grainger, Inc.	264	103,768
Xpo Logistics, Inc. (b)	1,164	92,631
Xylem, Inc.	953	117,867
		19,072,163
Information Technology - 26.7%
1Life Healthcare, Inc. (b)	520	10,530
3D Systems Corp. (b)	848	23,379
8x8, Inc. (b)	230	5,380
ACI Worldwide, Inc. (b)	560	17,209
Actua Corp. (b)(d)(e)	100	1
Adobe, Inc. (b)	2,661	1,531,991
Advanced Micro Devices, Inc. (b)	6,755	695,089
Affirm Holdings, Inc. (b)	857	102,094
Akamai Technologies, Inc. (b)	894	93,503
Allegro MicroSystems, Inc. (b)	717	22,915
Alteryx, Inc. - Class A (b)	40	2,924
Ambarella, Inc. (b)	135	21,025
Amkor Technology, Inc.	1,050	26,197
Analog Devices, Inc.	2,989	500,598
Anaplan, Inc. (b)	720	43,841
ANSYS, Inc. (b)	520	177,034
Apollo Medical Holdings, Inc. (b)(c)	546	49,713
Appfolio, Inc. - Class A (b)	110	13,244
Apple, Inc.	93,294	13,201,101
Applied Materials, Inc.	5,074	653,176
Arista Networks, Inc. (b)	350	120,274
Arrow Electronics, Inc. (b)	400	44,916
Asana, Inc. - Class A (b)	201	20,872
Aspen Technology, Inc. (b)	325	39,910
Autodesk, Inc. (b)	1,201	342,489
Automatic Data Processing, Inc.	2,378	475,410
Avalara, Inc. (b)	480	83,890
Avnet, Inc.	249	9,206
Benchmark Electronics, Inc.	325	8,681
Bill.com Holdings, Inc. (b)	425	113,454
Black Knight, Inc. (b)	585	42,120
Blackbaud, Inc. (b)	200	14,070
Blackline, Inc. (b)	240	28,334
Booz Allen Hamilton Holding Corp.	760	60,306
Bottomline Technologies DE, Inc. (b)	375	14,730
Box, Inc. - Class A (b)	1,190	28,167
Broadcom, Inc.	1,845	894,696
Broadridge Financial Solutions, Inc.	625	104,150
Brooks Automation, Inc.	446	45,648
Caci International, Inc. - Class A (b)	84	22,016
Cadence Design Systems, Inc. (b)	1,492	225,948
Calix, Inc. (b)	175	8,650
Cardlytics, Inc. (b)	230	19,306
CDK Global, Inc.	520	22,126
CDW Corp.	718	130,690
Cerence, Inc. (b)	271	26,046
Ceridian HCM Holding, Inc. (b)	610	68,698
Cerner Corp.	1,670	117,768
Change Healthcare, Inc. (b)	1,570	32,876
Ciena Corp. (b)	997	51,196
Cirrus Logic, Inc. (b)	140	11,529
Cisco Systems, Inc.	23,851	1,298,210
Citrix Systems, Inc.	668	71,723
Cloudera, Inc. (b)	1,670	26,670
Cloudflare, Inc. - Class A (b)	210	23,656
CMC Materials, Inc.	140	17,252
Cognizant Technology Solutions Corp. - Class A	2,800	207,788
Coherent, Inc. (b)	105	26,259
CommScope Holding Co., Inc. (b)	1,150	15,628
CommVault Systems, Inc. (b)	375	28,241
Computer Programs and Systems, Inc. (b)	100	3,546
Comtech Telecommunications Corp.	100	2,561
Concentrix Corp. (b)	229	40,533
Cornerstone OnDemand, Inc. (b)	500	28,630
Corning, Inc.	4,399	160,520
CoStar Group, Inc. (b)	2,150	185,029
Coupa Software, Inc. (b)	340	74,521
Cree, Inc. (b)	445	35,925
Crowdstrike Holdings, Inc. - Class A (b)	170	41,783
CSG Systems International, Inc.	78	3,760
CTS Corp.	100	3,091
Datadog, Inc. - Class A (b)	200	28,270
Dell Technologies, Inc. - Class C (b)	1,300	135,252
DigitalOcean Holdings, Inc. (b)(c)	301	23,367
Diodes, Inc. (b)	300	27,177
DocuSign, Inc. (b)	1,040	267,727
Dolby Laboratories, Inc. - Class A	300	26,400
Donnelley Financial Solutions, Inc. (b)	159	5,505
Doximity, Inc. - Class A (b)	1,151	92,886
Duck Creek Technologies, Inc. (b)	500	22,120
Dun & Bradstreet Holdings, Inc. (b)	770	12,944
DXC Technology Co. (b)	1,118	37,576
Dynatrace, Inc. (b)	1,180	83,745
Ebix, Inc.	31	835
eGain Corp. (b)	150	1,530
Entegris, Inc.	681	85,738
Envestnet, Inc. (b)	375	30,090
EPAM Systems, Corp. (b)	291	166,010
Equifax, Inc.	645	163,456
Euronet Worldwide, Inc. (b)	349	44,421
Everbridge, Inc. (b)	190	28,698
Evolent Health, Inc. - Class A (b)	740	22,940
ExlService Holdings, Inc. (b)	101	12,435
F5 Networks, Inc. (b)	313	62,218
Factset Research Systems, Inc.	250	98,695
Fair Isaac Corp. (b)	146	58,098
Faraday Future Intelligent Electric, Inc. (b)(c)	2,306	21,769
Fidelity National Information Services, Inc.	3,526	429,044
Fireeye, Inc. (b)	1,760	31,328
Fiserv, Inc. (b)	3,252	352,842
Five9, Inc. (b)	400	63,896
FleetCor Technologies, Inc. (b)	438	114,436
FormFactor, Inc. (b)	480	17,918
Fortinet, Inc. (b)	735	214,649
Gartner, Inc. (b)	451	137,050
Genpact Ltd.	605	28,744
Global Payments, Inc.	1,543	243,146
Green Dot Corp. (b)	250	12,582
Guidewire Software, Inc. (b)	490	58,246
Health Catalyst, Inc. (b)	60	3,001
HealthEquity, Inc. (b)	430	27,847
Hewlett Packard Enterprise Co.	6,477	92,297
HP, Inc.	6,395	174,967
Hubspot, Inc. (b)	230	155,501
II-VI, Inc. (b)	541	32,114
Infinera Corp. (b)	600	4,992
Insight Enterprises, Inc. (b)	200	18,016
Intel Corp.	22,697	1,209,296
InterDigital, Inc.	246	16,684
International Business Machines Corp.	5,015	696,734
Intuit, Inc.	1,492	804,949
IPG Photonics Corp. (b)	281	44,510
J2 Global, Inc. (b)	325	44,401
Jabil, Inc.	555	32,395
Jack Henry & Associates, Inc.	376	61,687
JFrog Ltd. (b)	480	16,080
John Wiley & Sons, Inc.	200	10,442
Juniper Networks, Inc.	2,190	60,269
KBR, Inc.	925	36,445
KLA Corp.	756	252,890
Knowles Corp. (b)	458	8,583
Kulicke & Soffa Industries, Inc.	125	7,285
Lam Research Corp.	817	464,996
Lattice Semiconductor Corp. (b)	530	34,264
Leidos Holdings, Inc.	672	64,599
LivePerson, Inc. (b)	130	7,663
LiveRamp Holdings, Inc. (b)	175	8,265
Lumentum Holdings, Inc. (b)	424	35,421
MACOM Technology Solutions Holdings, Inc. (b)	463	30,035
Manhattan Associates, Inc. (b)	350	53,560
MarketAxess Holdings, Inc.	191	80,352
MarketWise, Inc. (b)	2,813	23,235
Marvell Technology, Inc.	3,849	232,133
Mastercard, Inc.	4,968	1,727,274
Matterport, Inc. (b)	1,197	22,635
MAXAR TECHNOLOGIES, Inc.	690	19,541
MAXIMUS, Inc.	425	35,360
MaxLinear, Inc. (b)	475	23,394
Medallia, Inc. (b)	670	22,693
Microchip Technology, Inc.	1,394	213,965
Micron Technology, Inc. (b)	6,422	455,834
Microsoft Corp.	41,408	11,673,743
MicroStrategy, Inc. (b)(c)	60	34,704
Mitek Systems, Inc. (b)	420	7,770
MKS Instruments, Inc.	300	45,273
Momentive Global, Inc. (b)	1,170	22,932
Monolithic Power Systems, Inc.	270	130,864
Moody's Corp.	998	354,400
Morningstar, Inc.	120	31,084
Motorola Solutions, Inc.	920	213,734
MSCI, Inc.	499	303,562
nCino, Inc. (b)	330	23,440
NCR Corp. (b)	935	36,241
Netapp, Inc.	955	85,721
NETGEAR, Inc. (b)	50	1,595
NetScout Systems, Inc. (b)	700	18,865
New Relic, Inc. (b)	230	16,507
NextGen Healthcare, Inc. (b)	305	4,301
NortonLifeLock, Inc.	2,463	62,314
Nuance communications, Inc. (b)	1,595	87,789
Nutanix, Inc. (b)	470	17,719
Nvidia Corp.	13,795	2,857,772
Okta, Inc. (b)	260	61,708
ON Semiconductor Corp. (b)	2,572	117,720
Onto Innovation, Inc. (b)	350	25,287
Open Lending Corp. (b)	622	22,436
Oracle Corp.	10,603	923,839
PagerDuty, Inc. (b)	620	25,680
Palantir Technologies, Inc. (b)	1,660	39,906
Palo Alto Networks, Inc. (b)	509	243,811
PAR Technology Corp. (b)	100	6,151
Parsons Corp. (b)	720	24,307
Paychex, Inc.	1,788	201,061
Paycom Software, Inc. (b)	310	153,682
Paylocity Holding Corp. (b)	150	42,060
Payoneer Global, Inc. (b)	2,683	22,940
Paypal Holdings, Inc. (b)	6,565	1,708,279
Pegasystems, Inc.	300	38,130
Perficient, Inc. (b)	362	41,883
Phreesia, Inc. (b)	360	22,212
Plantronics, Inc. (b)	300	7,713
Plexus Corp. (b)	26	2,325
Power Integrations, Inc.	280	27,717
Progress Software Corp.	200	9,838
PROS Holdings, Inc. (b)	300	10,644
PTC, Inc. (b)	663	79,421
Pure Storage, Inc. (b)	187	4,705
Q2 Holdings, Inc. (b)	240	19,234
Qorvo, Inc. (b)	550	91,954
Qualcomm, Inc.	6,365	820,958
Qualtrics International, Inc. (b)	532	22,738
Qualys, Inc. (b)	93	10,350
Rambus, Inc. (b)	500	11,100
Rapid7, Inc. (b)	230	25,995
Ringcentral, Inc. (b)	260	56,550
Roper Technologies, Inc.	533	237,787
S&P Global, Inc.	1,312	557,456
Sabre Corp. (b)	1,400	16,576
Sailpoint Technologies Holdings, Inc. (b)	630	27,014
Salesforce.Com, Inc. (b)	5,345	1,449,671
Sanmina Corp. (b)	333	12,834
Science Applications International Corp.	340	29,090
Semtech Corp. (b)	300	23,391
SentinelOne, Inc. (b)	375	20,089
Servicenow, Inc. (b)	1,100	684,497
Sharecare, Inc. (b)	2,726	22,435
Silicon Laboratories, Inc. (b)	160	22,426
SiTime Corp. (b)	198	40,426
Skyworks Solutions, Inc.	959	158,024
Snowflake, Inc. (b)	170	51,413
Sonos, Inc. (b)	390	12,620
Splunk, Inc. (b)	878	127,055
SPS commerce, Inc. (b)	200	32,262
Square, Inc. (b)	1,410	338,174
Squarespace, Inc. (b)	680	26,275
SS&C Technologies Holdings, Inc.	1,325	91,955
Sumo Logic, Inc. (b)	1,120	18,054
Synaptics, Inc. (b)	153	27,499
SYNNEX Corp.	229	23,839
Synopsys, Inc. (b)	847	253,600
Tenable Holdings, Inc. (b)	490	22,609
Teradata Corp. (b)	534	30,625
Teradyne, Inc.	865	94,432
Texas Instruments, Inc.	5,151	990,074
The Western Union Co.	1,694	34,253
TransUnion	1,010	113,433
TTM Technologies, Inc. (b)	488	6,134
Twilio, Inc. (b)	450	143,573
Tyler Technologies, Inc. (b)	200	91,730
Ultra Clean Holdings, Inc. (b)	410	17,466
Unisys Corp. (b)	427	10,735
Unity Software, Inc. (b)	620	78,275
Universal Display Corp.	270	46,159
Varonis Systems, Inc. (b)	450	27,383
Veeco Instruments, Inc. (b)	400	8,884
Veeva Systems, Inc. (b)	565	162,816
Verint Systems, Inc. (b)	375	16,796
Verisk Analytics, Inc.	914	183,047
Verra Mobility Corp. (b)	1,420	21,399
ViaSat, Inc. (b)	350	19,275
Viavi Solutions, Inc. (b)	1,328	20,903
Visa, Inc.	9,890	2,202,998
Vishay Intertechnology, Inc.	806	16,193
Vishay Precision Group, Inc. (b)	129	4,485
VMware, Inc. (b)(c)	424	63,049
Western Digital Corp. (b)	1,588	89,627
WEX, Inc. (b)	214	37,694
Workday, Inc. (b)	545	136,190
Workiva, Inc. (b)	210	29,602
Xerox Holdings Corp.	828	16,701
Xilinx, Inc.	1,385	209,121
Xperi Holding Corp.	799	15,053
Zebra Technologies Corp. (b)	315	162,357
Zendesk, Inc. (b)	700	81,473
Zoom Video communications, Inc. (b)	170	44,455
ZoomInfo Technologies, Inc. (b)	400	24,476
Zscaler, Inc. (b)	510	133,732
		64,009,162
Materials - 2.3%
Advanced Drainage Systems, Inc.	270	29,206
Air Products And Chemicals, Inc.	1,270	325,260
Albemarle Corp.	735	160,943
Alcoa Corp. (b)	1,163	56,917
Amyris, Inc. (b)	2,120	29,108
AptarGroup, Inc.	286	34,134
Arch Resources, Inc. (b)	163	15,118
Arconic Corp. (b)	785	24,759
Ashland Global Holdings, Inc.	467	41,619
Avery Dennison Corp.	440	91,172
Avient Corp.	483	22,387
Axalta Co.ating Systems Ltd. (b)	675	19,703
Balchem Corp.	201	29,159
Ball Corp.	1,710	153,849
Berry Global Group, Inc. (b)	900	54,792
Boise Cascade Co.	57	3,077
Cabot Corp.	400	20,048
Carlisle Cos., Inc.	293	58,245
Carpenter Technology Corp.	200	6,548
Celanese Corp.	645	97,163
CF Industries Holdings, Inc.	980	54,704
Cleveland-Cliffs, Inc. (b)	1,930	38,233
Codexis, Inc. (b)	115	2,675
Commercial Metals Co.	775	23,606
Compass Minerals International, Inc.	100	6,440
CONSOL Energy, Inc. (b)	206	5,360
Corteva, Inc.	4,263	179,387
Crown Holdings, Inc.	739	74,476
Dow, Inc.	4,103	236,169
Dupont de Nemours, Inc.	2,781	189,080
Eagle Materials, Inc.	153	20,067
Eastman Chemical Co.	620	62,459
Ecolab, Inc.	1,474	307,506
Ferro Corp. (b)	575	11,695
Ferroglobe Representation & Warranty Insurance Trust (b)(d)(e)	500	–
FMC Corp.	665	60,887
Freeport-McMoRan, Inc.	8,089	263,135
Glatfelter Corp.	325	4,583
Graphic Packaging Holding Co.	1,325	25,228
Hawkins, Inc.	7	244
HB Fuller Co.	150	9,684
Hecla Mining Co.	4,180	22,990
Huntsman Corp.	1,575	46,604
Ingevity Corp. (b)	93	6,637
International Flavors & Fragrances, Inc.	1,321	176,644
International Paper Co.	1,717	96,015
Kaiser Aluminum Corp.	118	12,857
Livent Corp. (b)	818	18,904
Louisiana-Pacific Corp.	422	25,898
Martin Marietta Materials, Inc.	354	120,955
MDU Resources Group, Inc.	1,115	33,082
Minerals Technologies, Inc.	250	17,460
MP Materials Corp. (b)(c)	3,382	109,002
Myers Industries, Inc.	200	3,914
Neenah, Inc.	120	5,593
NewMarket Corp.	76	25,747
Newmont Corp.	4,248	230,666
Nucor Corp.	1,425	140,348
Olin Corp.	996	48,057
Owens Co.rning	530	45,315
Packaging Corp. of America	395	54,289
PPG Industries, Inc.	1,339	191,490
Quaker Chemical Corp.	100	23,772
Reliance Steel & Aluminum Co.	419	59,674
Rogers Corp. (b)	150	27,972
Royal Gold, Inc.	341	32,562
RPM International, Inc.	710	55,132
Sealed Air Corp.	680	37,257
Sensient Technologies Corp.	69	6,285
Silgan Holdings, Inc.	400	15,344
Simpson Manufacturing Co., Inc.	100	10,697
Sonoco Products Co.	328	19,542
Southern Co.pper Corp.	537	30,147
Steel Dynamics, Inc.	1,242	72,632
Stepan Co.	148	16,715
Summit Materials, Inc. (b)	571	18,255
The Chemours Co.	419	12,176
The Mosaic Co.	1,915	68,404
The Sherwin-Williams Co.	1,479	413,721
TimkenSteel Corp. (b)	400	5,232
Trex Co., Inc. (b)	600	61,158
UFP Industries, Inc.	399	27,124
United States Steel Corp.	1,480	32,516
Univar Solutions, Inc. (b)	575	13,697
Valvoline, Inc.	1,192	37,167
Vulcan Materials Co.	725	122,641
WD-40 Co.	45	10,417
Westlake Chemical Corp.	212	19,322
Westrock Co.	1,534	76,439
Worthington Industries, Inc.	225	11,858
		5,619,150
Real Estate - 3.5%
Acadia Realty Trust	676	13,797
Agree Realty Corp.	300	19,869
Alexander & Baldwin, Inc.	213	4,993
Alexandria Real Estate Equities, Inc.	801	153,047
American Assets Trust, Inc.	425	15,904
American Campus Communities, Inc.	982	47,578
American Homes 4 Rent - Class A	1,700	64,804
American Tower Corp.	2,558	678,919
Americold Realty Trust	1,340	38,927
Apartment Investment and Management Co.	826	5,658
Apartment Income REIT Corp.	826	40,317
Apple Hospitality REIT, Inc.	1,975	31,067
AvalonBay communities, Inc.	879	194,822
Boston Properties, Inc.	923	100,007
Brandywine Realty Trust	1,413	18,962
Brixmor Property Group, Inc.	2,275	50,300
Camden Property Trust	565	83,321
CareTrust REIT, Inc.	403	8,189
CBRE Group, Inc. - Class A (b)	1,898	184,789
Chatham Lodging Trust (b)	425	5,206
CoreSite Realty Corp.	320	44,333
Corporate Office Properties Trust	850	22,933
Cousins Properties, Inc.	839	31,286
Crown Castle International Corp.	2,385	413,368
CubeSmart	952	46,124
CyrusOne, Inc.	725	56,122
DiamondRock Hospitality Co. (b)	1,727	16,320
Digital Realty Trust, Inc.	1,631	235,598
DigitalBridge Group, Inc. (b)	4,400	26,532
Douglas Emmett, Inc.	1,300	41,093
Duke Realty Corp.	2,206	105,601
EastGroup Properties, Inc.	262	43,657
EPR Properties	422	20,838
Equinix, Inc.	540	426,670
Equity Commonwealth	1,337	34,735
Equity LifeStyle Properties, Inc.	1,178	92,002
Equity Residential	2,084	168,637
Essential Properties Realty Trust, Inc.	830	23,174
Essex Property Trust, Inc.	382	122,141
eXp World Holdings, Inc.	540	21,476
Extra Space Storage, Inc.	809	135,904
Federal Realty Investment Trust	414	48,848
First Industrial Realty Trust, Inc.	565	29,425
Franklin Street Properties Corp.	950	4,408
Gaming and Leisure Properties, Inc.	1,154	53,453
Getty Realty Corp.	402	11,783
Global Net Lease, Inc.	1,160	18,583
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	244	13,049
Healthcare Realty Trust, Inc.	875	26,058
Healthcare Trust of America, Inc.	1,025	30,402
Healthpeak Properties, Inc.	3,055	102,281
Highwoods Properties, Inc.	800	35,088
Host Hotels & Resorts, Inc. (b)	4,834	78,939
Hudson Pacific Properties, Inc.	815	21,410
Industrial Logistics Properties Trust	175	4,447
Innovative Industrial Properties, Inc.	150	34,676
Invitation Homes, Inc.	3,381	129,594
Iron Mountain, Inc.	1,544	67,087
JBG SMITH Properties	764	22,622
Jones Lang LaSalle, Inc. (b)	296	73,435
Kennedy-Wilson Holdings, Inc.	925	19,351
Kilroy Realty Corp.	620	41,050
Kimco Realty Corp.	3,361	69,741
Kite Realty Group Trust	725	14,761
Lamar Advertising Co.	400	45,380
Lexington Realty Trust	1,125	14,344
Life Storage, Inc.	492	56,452
Mack-Cali Realty Corp. (b)	725	12,412
Medical Properties Trust, Inc.	3,590	72,051
Mid-America Apartment communities, Inc.	689	128,671
National Health Investors, Inc.	325	17,388
National Retail Properties, Inc.	860	37,143
National Storage Affiliates Trust	580	30,618
Newmark Group, Inc. - Class A	765	10,947
Office Properties, Income Trust	228	5,775
Omega Healthcare Investors, Inc.	1,749	52,400
Outfront Media, Inc.	1,026	25,855
Paramount Group, Inc.	1,800	16,182
Park Hotels & Resorts, Inc. (b)	1,629	31,179
Pebblebrook Hotel Trust	1,188	26,623
Physicians Realty Trust	900	15,858
Piedmont Office Realty Trust, Inc. - Class A	1,742	30,363
PotlatchDeltic Corp.	298	15,371
Prologis, Inc.	4,359	546,749
PS Business Parks, Inc.	185	28,997
Public Storage	959	284,919
Rayonier, Inc.	826	29,472
Realty, Income Corp.	2,040	132,314
Redfin Corp. (b)(c)	630	31,563
Regency Centers Corp.	829	55,817
Retail Opportunity Investments Corp.	725	12,630
Retail Properties of America, Inc.	2,075	26,726
Retail Value, Inc.	158	4,160
Rexford Industrial Realty, Inc.	860	48,805
RLJ Lodging Trust	1,430	21,250
Ryman Hospitality Properties, Inc. (b)	210	17,577
Sabra Health Care REIT, Inc.	1,436	21,138
SBA Communications Corp.	623	205,945
Service Properties Trust	1,325	14,853
Simon Property Group, Inc.	1,739	226,018
SITE Centers Corp.	1,545	23,855
SL Green Realty Corp.	518	36,695
Spirit MTA REIT (b)(d)(e)	300	80
Spirit Realty Capital, Inc.	600	27,624
STAG Industrial, Inc.	1,140	44,745
STORE Capital Corp.	1,295	41,479
Summit Hotel Properties, Inc. (b)	975	9,389
Sun Communities, Inc.	640	118,464
Sunstone Hotel Investors, Inc. (b)	2,033	24,274
Terreno Realty Corp.	255	16,124
The Howard Hughes Corp. (b)	321	28,187
The Macerich Co.	723	12,081
UDR, Inc.	1,888	100,026
Uniti Group, Inc.	1,228	15,190
Urban Edge Properties	811	14,849
Ventas, Inc.	2,258	124,664
VEREIT, Inc.	1,235	55,859
VICI Properties, Inc.	4,040	114,776
Vornado Realty Trust	1,148	48,228
Washington Real Estate Investment Trust	957	23,686
Welltower, Inc.	2,430	200,232
Weyerhaeuser Co.	4,137	147,153
WP Carey, Inc.	1,175	85,822
Xenia Hotels & Resorts, Inc. (b)	900	15,966
		8,522,904
Utilities - 2.3%
ALLETE, Inc.	425	25,296
Alliant Energy Corp.	1,225	68,575
Ameren Corp.	1,285	104,085
American Electric Power Co., Inc.	2,852	231,525
American States Water Co.	220	18,814
American Water Works Co., Inc.	1,040	175,802
Atmos Energy Corp.	829	73,118
Avangrid, Inc.	530	25,758
Avista Corp.	157	6,142
Black Hills Corp.	420	26,359
California Water Service Group	415	24,456
CenterPoint Energy, Inc.	2,703	66,494
Clearway Energy, Inc. - Class C	763	23,096
CMS Energy Corp.	1,520	90,790
Consolidated Edison, Inc.	2,075	150,624
Dominion Energy, Inc.	4,607	336,403
DTE Energy Co.	814	90,932
Duke Energy Corp.	4,392	428,615
Edison International	2,059	114,213
Entergy Corp.	1,120	111,227
Essential Utilities, Inc.	1,206	55,572
Evergy, Inc.	1,289	80,176
Eversource Energy	1,802	147,331
Evoqua Water Technologies Corp. (b)	900	33,804
Exelon Corp.	4,452	215,210
FirstEnergy Corp.	2,716	96,744
Hawaiian Electric Industries, Inc.	820	33,481
IDACORP, Inc.	313	32,358
MGE Energy, Inc.	150	11,025
National Fuel Gas Co.	530	27,836
New Jersey Resources Corp.	440	15,316
NextEra Energy, Inc.	10,890	855,083
NiSource, Inc.	2,199	53,282
Northwest Natural Holding Co.	300	13,797
NorthWestern Corp.	330	18,909
NRG Energy, Inc.	1,512	61,735
OGE Energy Corp.	1,175	38,728
ONE Gas, Inc.	287	18,187
Ormat Technologies, Inc.	105	6,994
Otter Tail Corp.	350	19,589
PG&E Corp. (b)	8,103	77,789
Pinnacle West Capital Corp.	716	51,810
PNM Resources, Inc.	480	23,750
Portland General Electric Co.	500	23,495
PPL Corp.	4,020	112,078
Public Service Enterprise Group, Inc.	2,830	172,347
Sempra Energy	1,447	183,045
SJW Group	180	11,891
South Jersey Industries, Inc.	430	9,142
Spire, Inc.	350	21,413
The AES Corp.	3,150	71,914
The Southern Co.	6,090	377,397
UGI Corp.	1,205	51,357
Vistra Corp.	2,077	35,517
WEC Energy Group, Inc.	1,639	144,560
Xcel Energy, Inc.	2,500	156,250
		5,551,236
Total Common Stocks (Cost $60,647,284)		236,698,163

Total Investments at Value - 98.5% (Cost $60,647,284)		236,698,163
Other Assets in Excess of Liabilities - 1.5%		3,519,081
Net Assets - 100.0%		$240,217,244

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Non-income producing security.
(c)	This security or a partial position of this security is on loan at September 30, 2021. The total market value of securities on loan at September 30, 2021 was $1,245,931.
(d)	Illiquid security. The total value of such securities is $5,026 as of September 30, 2021, representing 0.0% of net assets.
(e)
Level 3 security. Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Directors. The total value of such securities is $5,026 as of September 30, 2021, representing 0.0% of net assets.

The Accompanying Footnotes are an Integral Part of this Schedule of Investments.

WILSHIRE 5000 INDEXSM FUND
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

1. Securities Valuation

Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Adviser’s Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of Wilshire Advisors LLC, formerly known as Wilshire Associates Incorporated (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee which is composed of Directors of the Company. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended September 30, 2021, there have been no significant changes to the Portfolio’s fair value methodologies.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2021:

Wilshire 5000 IndexSM Fund	Level 1	Level 2	Level 3		Total
Common Stocks	$236,693,137	$-	$5,026	*	$236,698,163
Total	$236,693,137	$-	$5,026		$236,698,163

* Includes securities that have been fair valued at $0.

Refer to the Portfolio's Schedule of Investments for a listing of the securities by industry or sector type. Wilshire 5000 IndexSM Fund did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of September 30, 2021.